Fixed Stock Option Plans Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shares
Outstanding at beginning of year	304,042	306,042	308,042
Forfeited	(19,000)	(2,000)
Exercised	(40,042)		(2,000)
Outstanding at end of year	245,000	304,042	306,042
Options exercisable at year-end	245,000	304,042	306,042
Weighted-average fair value of options granted during the year
Weighted-Average Exercise Price
Outstanding at beginning of year	$ 12.66	$ 12.66	$ 12.64
Forfeited	$ 12.74	$ 13.25
Exercised	$ 9.13		$ 9.13
Outstanding at end of year	$ 13.23	$ 12.66	$ 12.66
Options exercisable at year-end